Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table (“SCT”) Total for PEO(1)	Compensation Actually Paid (“CAP”) to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Net Income (Loss)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$4,381,737	$7,130,002	$1,890,256	$2,493,611	$84.80	$19,175
2024	$1,075,361	$(3,042,239)	$1,078,251	$105,071	$62.01	$(23,235)

(1)
Mr. Stevenson, the CEO, is the principal executive officer (“PEO”), for each fiscal 2025 and 2024. The dollar amounts reported represent the amount of total compensation reported for Mr. Stevenson as noted in the Summary Compensation Table.

(2)
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to the reported total compensation for each year to determine the CAP are noted below.

(3)
Mr. Weaver and Ms. Kennedy are included as non-PEO NEOs for each fiscal 2025 and 2024. The dollar amounts reported represent the average of total compensation reported for Mr. Weaver and Ms. Kennedy as noted in the Summary Compensation Table.

(4)
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to the reported total compensation for each year to determine the CAP are noted below.

(5)	Represents the cumulative total shareholder return (“TSR”) assuming $100 invested in the Company for the measurement periods ended on the last day of each of fiscal years 2025 and 2024.
(6)	Reflects Net Income (Loss) (shown in thousands) in the Company’s Annual Reports on Form 10-K for fiscal years 2025 and 2024.
The following table outlines the adjustments made to the compensation earned by our PEO and non-PEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our PEO and non-PEO NEOs.

	2025		2024
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
SCT	$4,381,737	$1,890,256	$1,075,361	$1,078,251
Deduction for amounts reported in the Stock Awards and Option Awards columns in the SCT for applicable fiscal year	$(2,944,630)	$(1,233,242)	$—	$(572,248)
Year-end value of current year award outstanding as of year-end	$1,788,431	$1,791,754	$—	$204,762
Change in value as of year-end for prior year awards outstanding as of year-end	$2,293,400	$113,173	$(3,815,100)	$(495,350)
Change in value as of vesting date for prior year awards that vested during the year	$(225,000)	$(68,330)	$(302,500)	$(110,344)
Increase in fair value of awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date	$1,836,064	$—	$—	$—
Value as of prior year-end for prior year award forfeited during the year	$—	$—	$—	$—
Total adjustments	$2,748,265	$603,355	$(4,117,600)	$(973,180)
CAP	$7,130,002	$2,493,611	$(3,042,239)	$105,071

Named Executive Officers, Footnote
(1)
Mr. Stevenson, the CEO, is the principal executive officer (“PEO”), for each fiscal 2025 and 2024. The dollar amounts reported represent the amount of total compensation reported for Mr. Stevenson as noted in the Summary Compensation Table.

(3)
Mr. Weaver and Ms. Kennedy are included as non-PEO NEOs for each fiscal 2025 and 2024. The dollar amounts reported represent the average of total compensation reported for Mr. Weaver and Ms. Kennedy as noted in the Summary Compensation Table.

PEO Total Compensation Amount	$ 4,381,737	$ 1,075,361
PEO Actually Paid Compensation Amount	$ 7,130,002	(3,042,239)
Adjustment To PEO Compensation, Footnote
The following table outlines the adjustments made to the compensation earned by our PEO and non-PEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our PEO and non-PEO NEOs.

	2025		2024
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
SCT	$4,381,737	$1,890,256	$1,075,361	$1,078,251
Deduction for amounts reported in the Stock Awards and Option Awards columns in the SCT for applicable fiscal year	$(2,944,630)	$(1,233,242)	$—	$(572,248)
Year-end value of current year award outstanding as of year-end	$1,788,431	$1,791,754	$—	$204,762
Change in value as of year-end for prior year awards outstanding as of year-end	$2,293,400	$113,173	$(3,815,100)	$(495,350)
Change in value as of vesting date for prior year awards that vested during the year	$(225,000)	$(68,330)	$(302,500)	$(110,344)
Increase in fair value of awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date	$1,836,064	$—	$—	$—
Value as of prior year-end for prior year award forfeited during the year	$—	$—	$—	$—
Total adjustments	$2,748,265	$603,355	$(4,117,600)	$(973,180)
CAP	$7,130,002	$2,493,611	$(3,042,239)	$105,071

Non-PEO NEO Average Total Compensation Amount	$ 1,890,256	1,078,251
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,493,611	105,071
Adjustment to Non-PEO NEO Compensation Footnote
The following table outlines the adjustments made to the compensation earned by our PEO and non-PEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our PEO and non-PEO NEOs.

	2025		2024
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
SCT	$4,381,737	$1,890,256	$1,075,361	$1,078,251
Deduction for amounts reported in the Stock Awards and Option Awards columns in the SCT for applicable fiscal year	$(2,944,630)	$(1,233,242)	$—	$(572,248)
Year-end value of current year award outstanding as of year-end	$1,788,431	$1,791,754	$—	$204,762
Change in value as of year-end for prior year awards outstanding as of year-end	$2,293,400	$113,173	$(3,815,100)	$(495,350)
Change in value as of vesting date for prior year awards that vested during the year	$(225,000)	$(68,330)	$(302,500)	$(110,344)
Increase in fair value of awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date	$1,836,064	$—	$—	$—
Value as of prior year-end for prior year award forfeited during the year	$—	$—	$—	$—
Total adjustments	$2,748,265	$603,355	$(4,117,600)	$(973,180)
CAP	$7,130,002	$2,493,611	$(3,042,239)	$105,071

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates the relationship of compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs, in either case, to total shareholder return for the years ended December 31, 2025 and 2024.

Compensation Actually Paid vs. Company Selected Measure
The graph below illustrates the relationship of compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs, in either case, to net income (loss) for the years ended December 31, 2025 and 2024.

Total Shareholder Return Amount	$ 84.8	62.01
Net Income (Loss)	$ 19,175,000	$ (23,235,000)
PEO Name	Mr. Stevenson	Mr. Stevenson
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,748,265	$ (4,117,600)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,944,630)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,788,431	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,293,400	(3,815,100)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,836,064	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(225,000)	(302,500)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	603,355	(973,180)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,233,242)	(572,248)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,791,754	204,762
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,173	(495,350)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,330)	(110,344)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0